Intangible assets and goodwill - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite life intangible assets
Borrowings costs capitalized	$ 4.9	$ 2.8
Direct costs, selling, general and administration
Finite life intangible assets
Research and non-capitalizable development costs	109.4	95.4
Technologies, including development in-process
Finite life intangible assets
Borrowings costs capitalized	$ 4.9	$ 2.8
Minimum
Finite life intangible assets
Capitalization rate (as a percent)	3.40%	3.30%
Maximum
Finite life intangible assets
Capitalization rate (as a percent)	4.60%	3.80%